    As filed with the Securities and Exchange Commission on June 20, 2001.
                                                              File No. 333-76419
                                                                       811-09295
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]

           Pre-Effective Amendment No.                                      [ ]
                                       -------
           Post-Effective Amendment No.   11                                [X]
                                        -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                     Amendment No.   47                                     [X]
                                   ------


                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                   Hartford Life and Annuity Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

 It is proposed that this filing will become effective:

    _____  immediately upon filing pursuant to paragraph (b) of Rule 485
    __X__  on July 5, 2001 pursuant to paragraph (b) of Rule 485
    _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
    _____  on __________, 2001 pursuant to paragraph (a)(1) of Rule 485
    _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24F-2(a) under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

                                 PARTS A AND B

The Prospectuses and Statements of Additional Information (including all financial statements therein) are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 11, by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-76419), as filed on April 9, 2001 and declared effective on May 1, 2001.

Supplements to the Prospectuses, dated July 5, 2001 are included in Part A of this Post-Effective Amendment.

                                HARTFORD LEADERS
                             SEPARATE ACCOUNT SEVEN
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

       SUPPLEMENT DATED JULY 5, 2001 TO THE PROSPECTUS DATED MAY 1, 2001

The following Sub-Account and underlying Fund is added in alphabetical order to the cover page of the prospectus:

- AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Blue Chip Income and Growth Fund of American Funds Insurance Series ("American Funds Blue Chip Income and Growth Fund")

The Annual Fund Operating Expenses table in the Fee Table along with corresponding footnotes is replaced with the following:

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                                            TOTAL FUND
                                                                          12B-1                              OPERATING
                                                                       DISTRIBUTION          OTHER           EXPENSES
                                                   MANAGEMENT FEES   AND/OR SERVICING      EXPENSES       (INCLUDING ANY
                                                   (INCLUDING ANY    FEES (INCLUDING    (INCLUDING ANY    WAIVERS AND ANY
                                                      WAIVERS)         ANY WAIVERS)     REIMBURSEMENTS)   REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund                    0.44%             0.25%             0.01%             0.70%
-------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth
  Fund (1)                                              0.50%             0.25%             0.01%             0.76%
-------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                                0.48%             0.25%             0.03%             0.76%
-------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                       0.66%             0.25%             0.04%             0.95%
-------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund         0.80%             0.25%             0.06%             1.11%
-------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                              0.36%             0.25%             0.02%             0.63%
-------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                       0.34%             0.25%             0.01%             0.60%
-------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                       0.54%             0.25%             0.05%             0.84%
-------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund                           0.85%             0.25%             0.07%             1.17%
-------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund -- Class 2 (2)(3)             0.58%             0.25%             0.02%             0.85%
-------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2 (3)(4)(5)            0.53%             0.25%             0.28%             1.06%
-------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund --
  Class 1 (5)(6)                                        0.34%              N/A              0.41%             0.75%
-------------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund --
  Class 2 (3)(5)(7)(8)                                  0.55%             0.25%             0.48%             1.28%
-------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IA              0.45%              N/A              0.03%             0.48%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities
  Series (9)                                            0.75%              N/A              0.16%             0.91%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth
  Series (9)                                            0.75%              N/A              0.10%             0.85%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity
  Series (9)(10)                                        1.00%              N/A              0.17%             1.17%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series (formerly MFS-Registered Trademark-
  Growth Series) (9)(10)                                0.75%              N/A              0.16%             0.91%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Trust Series
  (formerly MFS-Registered Trademark- Growth with
  Income Series) (9)                                    0.75%              N/A              0.12%             0.87%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income
  Series (9)(10)                                        0.75%              N/A              0.16%             0.91%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth
  Series (9)(10)                                        0.75%              N/A              0.16%             0.91%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery
  Series (9)(10)                                        0.90%              N/A              0.16%             1.06%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series (9)       0.75%              N/A              0.15%             0.90%
-------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2 (3)            0.60%             0.25%             0.20%             1.05%
-------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund -- Class 2 (3)            0.60%             0.25%             0.22%             1.07%
-------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund --
  Class 1                                               1.25%              N/A              0.31%             1.56%
-------------------------------------------------------------------------------------------------------------------------

HV-3080                                                                   1 of 3
333-76419

                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                            TOTAL FUND
                                                                          12B-1                              OPERATING
                                                                       DISTRIBUTION          OTHER           EXPENSES
                                                   MANAGEMENT FEES   AND/OR SERVICING      EXPENSES       (INCLUDING ANY
                                                   (INCLUDING ANY    FEES (INCLUDING    (INCLUDING ANY    WAIVERS AND ANY
                                                      WAIVERS)         ANY WAIVERS)     REIMBURSEMENTS)   REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund --
  Class 2 (2)(3)                                        0.81%             0.25%             0.06%             1.12%
-------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund  --
  Class 2 (3)                                           0.67%             0.25%             0.20%             1.12%
-------------------------------------------------------------------------------------------------------------------------

(1) Since the Fund had not commenced operations by the end of the most recent fiscal year, operating expenses are annualized estimates.

(2) The Fund administration fee is paid indirectly through the Management Fee.

(3) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(4) Total Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.

(5) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, Total Fund Operating Expenses are:

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2                          0.49%             0.25%        0.28%        1.02%
---------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund -- Class 1        0.34%              N/A         0.41%        0.75%
---------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund -- Class 2              0.51%             0.25%        0.48%        1.24%
---------------------------------------------------------------------------------------------------------------

(6) The manager and the administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that Total Fund Operating Expenses do not exceed 0.75% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.

(7) Operating Expenses are annualized.

(8) The manager and the administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that Total Fund Operating Expenses do not exceed 1.30% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.

(9) Each Series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Total Fund Operating Expenses would be lower for certain series and would equal:

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities
  Series                                                    0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth Series            0.75%              N/A         0.09%        0.84%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series              1.00%              N/A         0.15%        1.15%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series                                                    0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Trust Series            0.75%              N/A         0.11%        0.86%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series                0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series             0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series              0.90%              N/A         0.15%        1.05%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series               0.75%              N/A         0.14%        0.89%
---------------------------------------------------------------------------------------------------------------

HV-3080                                                                   2 of 3
333-76419

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

(10) MFS has contractually agreed, subject to reimbursement, to bear certain "Other Expenses" for these series, after taking into account the expense offset arrangement described above. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series. Without these reductions, Total Fund Operating Expenses would have been:

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series              1.00%              N/A         1.76%        2.76%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series                                                    0.75%              N/A         0.17%        0.92%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series                0.75%              N/A         0.24%        0.99%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series             0.75%              N/A         1.46%        2.21%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series              0.90%              N/A         0.19%        1.09%
---------------------------------------------------------------------------------------------------------------

The following is added in alphabetical order by Sub Account to the Example at the end of the Fee Table:

                 If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 -----------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
   BLUE CHIP
   INCOME AND
   GROWTH FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $84    $126    $160     $259    $22     $70    $120     $258     $23       $71      $121       $259
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $85    $131    $168     $275    $24     $74    $128     $274     $24       $75      $129       $275
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $86    $132    $170     $280    $24     $76    $130     $279     $25       $77      $131       $280
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $87    $137    $178     $295    $26     $81    $138     $294     $26       $81      $139       $295
 -----------------------------------------------------------------------------------------------------------------------

The following is added to the first paragraph under "The Funds" in the "General Contract Information" section:

American Funds Blue Chip Income and Growth Fund is part of American Funds Insurance Series. Capital Research and Management Company serves as the investment adviser.

The following is added to the "General Contract Information" section under the investment goals under "The Funds" in alphabetical order:

BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income substantially exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S., with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

The following is added to the prospectus as the last sentence of the first paragraph in "Appendix III -- Accumulation Unit Values" section:

There is no information for American Funds Blue Chip Income and Growth Fund Sub-Account because as of December 31, 2000, the Sub-Account had not yet commenced operation.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3080                                                                   3 of 3
333-76419

                           HARTFORD LEADERS SOLUTION
                             SEPARATE ACCOUNT SEVEN
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

       SUPPLEMENT DATED JULY 5, 2001 TO THE PROSPECTUS DATED MAY 1, 2001

The following Sub-Account and underlying Fund is added in alphabetical order to the cover page of the prospectus:

- AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Blue Chip Income and Growth Fund of American Funds Insurance Series ("American Funds Blue Chip Income and Growth Fund")

The Annual Fund Operating Expenses table in the Fee Table along with corresponding footnotes is replaced with the following:

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                                            TOTAL FUND
                                                                          12B-1                              OPERATING
                                                                       DISTRIBUTION          OTHER           EXPENSES
                                                   MANAGEMENT FEES   AND/OR SERVICING      EXPENSES       (INCLUDING ANY
                                                   (INCLUDING ANY    FEES (INCLUDING    (INCLUDING ANY    WAIVERS AND ANY
                                                      WAIVERS)         ANY WAIVERS)     REIMBURSEMENTS)   REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Growth Focus Fund                  0.75%              N/A              0.08%             0.83%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Large Cap Growth Focus Fund
  (formerly Mercury V.I. U.S. Large Cap Fund) (1)       0.65%              N/A              0.69%             1.34%
-------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund                    0.44%             0.25%             0.01%             0.70%
-------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth
  Fund (2)                                              0.50%             0.25%             0.01%             0.76%
-------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                                0.48%             0.25%             0.03%             0.76%
-------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                       0.66%             0.25%             0.04%             0.95%
-------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund         0.80%             0.25%             0.06%             1.11%
-------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                              0.36%             0.25%             0.02%             0.63%
-------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                       0.34%             0.25%             0.01%             0.60%
-------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                       0.54%             0.25%             0.05%             0.84%
-------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund                           0.85%             0.25%             0.07%             1.17%
-------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund -- Class 2 (3)(4)             0.58%             0.25%             0.02%             0.85%
-------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2 (4)(5)(6)            0.53%             0.25%             0.28%             1.06%
-------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund --
  Class 1 (6)(7)                                        0.34%              N/A              0.41%             0.75%
-------------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund --
  Class 2 (4)(6)(8)(9)                                  0.55%             0.25%             0.48%             1.28%
-------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IA              0.45%              N/A              0.03%             0.48%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities
  Series (10)                                           0.75%              N/A              0.16%             0.91%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth
  Series (10)                                           0.75%              N/A              0.10%             0.85%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity
  Series (10)(11)                                       1.00%              N/A              0.17%             1.17%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series (formerly MFS-Registered Trademark-
  Growth Series) (10)(11)                               0.75%              N/A              0.16%             0.91%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Trust
  Series (formerly MFS-Registered Trademark-
  Growth with Income Series) (10)                       0.75%              N/A              0.12%             0.87%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income
  Series (10)(11)                                       0.75%              N/A              0.16%             0.91%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth
  Series (10)(11)                                       0.75%              N/A              0.16%             0.91%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery
  Series (10)(11)                                       0.90%              N/A              0.16%             1.06%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return
  Series (10)                                           0.75%              N/A              0.15%             0.90%
-------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2 (4)            0.60%             0.25%             0.20%             1.05%
-------------------------------------------------------------------------------------------------------------------------

HV-3081                                                                   1 of 3
333-76419

                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                            TOTAL FUND
                                                                          12B-1                              OPERATING
                                                                       DISTRIBUTION          OTHER           EXPENSES
                                                   MANAGEMENT FEES   AND/OR SERVICING      EXPENSES       (INCLUDING ANY
                                                   (INCLUDING ANY    FEES (INCLUDING    (INCLUDING ANY    WAIVERS AND ANY
                                                      WAIVERS)         ANY WAIVERS)     REIMBURSEMENTS)   REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund -- Class 2 (4)            0.60%             0.25%             0.22%             1.07%
-------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund --
  Class 1                                               1.25%              N/A              0.31%             1.56%
-------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund --
  Class 2 (3)(4)                                        0.81%             0.25%             0.06%             1.12%
-------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund  --
  Class 2 (4)                                           0.67%             0.25%             0.20%             1.12%
-------------------------------------------------------------------------------------------------------------------------

(1) Including voluntary reductions and reimbursements, Total Annual Fund Operating Expenses are as follows:

                                                                                            TOTAL ANNUAL
                                                                                 OTHER     FUND OPERATING
                                                              MANAGEMENT FEES   EXPENSES      EXPENSES
---------------------------------------------------------------------------------------------------------
Merrill Lynch Large Cap Growth Focus Fund (formerly Mercury
  V.I. U.S. Large Cap Fund)                                        0.65%         0.56%          1.21%
---------------------------------------------------------------------------------------------------------

(2) Since the Fund had not commenced operations by the end of the most recent fiscal year, operating expenses are annualized estimates.

(3) The Fund administration fee is paid indirectly through the Management Fee.

(4) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(5) Total Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.

(6) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, Total Fund Operating Expenses are:

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2                          0.49%             0.25%        0.28%        1.02%
---------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund -- Class 1        0.34%              N/A         0.41%        0.75%
---------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund -- Class 2              0.51%             0.25%        0.48%        1.24%
---------------------------------------------------------------------------------------------------------------

(7) The manager and the administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that Total Fund Operating Expenses do not exceed 0.75% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.

(8) Operating Expenses are annualized.

(9) The manager and the administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that Total Fund Operating Expenses do not exceed 1.30% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.

(10) Each Series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Total Fund Operating Expenses would be lower for certain series and would equal:

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities
  Series                                                    0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth Series            0.75%              N/A         0.09%        0.84%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series              1.00%              N/A         0.15%        1.15%
---------------------------------------------------------------------------------------------------------------

HV-3081                                                                   2 of 3
333-76419

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series                                                    0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Trust Series            0.75%              N/A         0.11%        0.86%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series                0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series             0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series              0.90%              N/A         0.15%        1.05%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series               0.75%              N/A         0.14%        0.89%
---------------------------------------------------------------------------------------------------------------

(11) MFS has contractually agreed, subject to reimbursement, to bear certain "Other Expenses" for these series, after taking into account the expense offset arrangement described above. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series. Without these reductions, Total Fund Operating Expenses would have been:

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series              1.00%              N/A         1.76%        2.76%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series                                                    0.75%              N/A         0.17%        0.92%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series                0.75%              N/A         0.24%        0.99%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series             0.75%              N/A         1.46%        2.21%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series              0.90%              N/A         0.19%        1.09%
---------------------------------------------------------------------------------------------------------------

The following is added in alphabetical order by Sub Account to the Example at the end of the Fee Table:

                 If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 -----------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
   BLUE CHIP
   INCOME AND
   GROWTH FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $84    $126    $160     $259    $22     $70    $120     $258     $23       $71      $121       $259
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $85    $131    $168     $275    $24     $74    $128     $274     $24       $75      $129       $275
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $86    $132    $170     $280    $24     $76    $130     $279     $25       $77      $131       $280
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $87    $137    $178     $295    $26     $81    $138     $294     $26       $81      $139       $295
 -----------------------------------------------------------------------------------------------------------------------

The following is added to the third paragraph under "The Funds" in the "General Contract Information" section:

American Funds Blue Chip Income and Growth Fund is part of American Funds Insurance Series. Capital Research and Management Company serves as the investment adviser.

The following is added to the "General Contract Information" section under the investment goals under "The Funds" in alphabetical order:

BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income substantially exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S., with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

The following is added to the prospectus as the last sentence of the first paragraph in "Appendix III -- Accumulation Unit Values" section:

There is no information for American Funds Blue Chip Income and Growth Fund Sub-Account because as of December 31, 2000, the Sub-Account had not yet commenced operation.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3081                                                                   3 of 3
333-76419

                             HARTFORD LEADERS ELITE
                             SEPARATE ACCOUNT SEVEN
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

       SUPPLEMENT DATED JULY 5, 2001 TO THE PROSPECTUS DATED MAY 1, 2001

The following Sub-Account and underlying Fund is added in alphabetical order to the cover page of the prospectus:

- AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Blue Chip Income and Growth Fund of American Funds Insurance Series ("American Funds Blue Chip Income and Growth Fund")

The Annual Fund Operating Expenses table in the Fee Table along with corresponding footnotes is replaced with the following:

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                                            TOTAL FUND
                                                                          12B-1                              OPERATING
                                                                       DISTRIBUTION          OTHER           EXPENSES
                                                   MANAGEMENT FEES   AND/OR SERVICING      EXPENSES       (INCLUDING ANY
                                                   (INCLUDING ANY    FEES (INCLUDING    (INCLUDING ANY    WAIVERS AND ANY
                                                      WAIVERS)         ANY WAIVERS)     REIMBURSEMENTS)   REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------------
Prudential Jennison Portfolio                           0.60%             0.25%             0.19%             1.04%
-------------------------------------------------------------------------------------------------------------------------
Prudential Jennison International Growth
  Portfolio (1)                                         0.85%             0.25%             0.60%             1.70%
-------------------------------------------------------------------------------------------------------------------------
Prudential 20/20 Focus Portfolio                        0.75%             0.25%             0.28%             1.28%
-------------------------------------------------------------------------------------------------------------------------
Prudential Value Portfolio                              0.40%             0.25%             0.20%             0.85%
-------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund                    0.44%             0.25%             0.01%             0.70%
-------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth
  Fund (2)                                              0.50%             0.25%             0.01%             0.76%
-------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                                0.48%             0.25%             0.03%             0.76%
-------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                       0.66%             0.25%             0.04%             0.95%
-------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund         0.80%             0.25%             0.06%             1.11%
-------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                              0.36%             0.25%             0.02%             0.63%
-------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                       0.34%             0.25%             0.01%             0.60%
-------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                       0.54%             0.25%             0.05%             0.84%
-------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund                           0.85%             0.25%             0.07%             1.17%
-------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund -- Class 2 (3)(4)             0.58%             0.25%             0.02%             0.85%
-------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2 (4)(5)(6)            0.53%             0.25%             0.28%             1.06%
-------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund --
  Class 1 (6)(7)                                        0.34%              N/A              0.41%             0.75%
-------------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund --
  Class 2 (4)(6)(8)(9)                                  0.55%             0.25%             0.48%             1.28%
-------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IA              0.45%              N/A              0.03%             0.48%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities
  Series (10)                                           0.75%              N/A              0.16%             0.91%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth
  Series (10)                                           0.75%              N/A              0.10%             0.85%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity
  Series (10)(11)                                       1.00%              N/A              0.17%             1.17%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series (formerly MFS-Registered Trademark-
  Growth Series) (10)(11)                               0.75%              N/A              0.16%             0.91%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Trust Series
  (formerly MFS-Registered Trademark- Growth with
  Income Series) (10)                                   0.75%              N/A              0.12%             0.87%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income
  Series (10)(11)                                       0.75%              N/A              0.16%             0.91%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth
  Series (10)(11)                                       0.75%              N/A              0.16%             0.91%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery
  Series (10)(11)                                       0.90%              N/A              0.16%             1.06%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return
  Series (10)                                           0.75%              N/A              0.15%             0.90%
-------------------------------------------------------------------------------------------------------------------------

HV-3082                                                                   1 of 3
333-76419

                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                            TOTAL FUND
                                                                          12B-1                              OPERATING
                                                                       DISTRIBUTION          OTHER           EXPENSES
                                                   MANAGEMENT FEES   AND/OR SERVICING      EXPENSES       (INCLUDING ANY
                                                   (INCLUDING ANY    FEES (INCLUDING    (INCLUDING ANY    WAIVERS AND ANY
                                                      WAIVERS)         ANY WAIVERS)     REIMBURSEMENTS)   REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2 (4)            0.60%             0.25%             0.20%             1.05%
-------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund -- Class 2 (4)            0.60%             0.25%             0.22%             1.07%
-------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund --
  Class 1                                               1.25%              N/A              0.31%             1.56%
-------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund --
  Class 2 (3)(4)                                        0.81%             0.25%             0.06%             1.12%
-------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund --
  Class 2 (4)                                           0.67%             0.25%             0.20%             1.12%
-------------------------------------------------------------------------------------------------------------------------

(1) Prudential Jennison International Growth Portfolio is a new Fund. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year. With voluntary reductions for expense reimbursements, "Total Fund Operating Expenses" are estimated to be:

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
Prudential Jennison International Growth Portfolio          0.85%             0.25%        0.54%        1.64%
---------------------------------------------------------------------------------------------------------------

(2) Since the Fund had not commenced operations by the end of the most recent fiscal year, operating expenses are annualized estimates.

(3) The Fund administration fee is paid indirectly through the Management Fee.

(4) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(5) Total Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.

(6) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, Total Fund Operating Expenses are:

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2                          0.49%             0.25%        0.28%        1.02%
---------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund -- Class 1        0.34%              N/A         0.41%        0.75%
---------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund -- Class 2              0.51%             0.25%        0.48%        1.24%
---------------------------------------------------------------------------------------------------------------

(7) The manager and the administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that Total Fund Operating Expenses do not exceed 0.75% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.

(8) Operating Expenses are annualized.

(9) The manager and the administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that Total Fund Operating Expenses do not exceed 1.30% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.

(10) Each Series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Total Fund Operating Expenses would be lower for certain series and would equal:

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities
  Series                                                    0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------

HV-3082                                                                   2 of 3
333-76419

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth Series            0.75%              N/A         0.09%        0.84%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series              1.00%              N/A         0.15%        1.15%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series                                                    0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Trust Series            0.75%              N/A         0.11%        0.86%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series                0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series             0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series              0.90%              N/A         0.15%        1.05%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series               0.75%              N/A         0.14%        0.89%
---------------------------------------------------------------------------------------------------------------

(11) MFS has contractually agreed, subject to reimbursement, to bear certain "Other Expenses" for these series, after taking into account the expense offset arrangement described above. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series. Without these reductions, Total Fund Operating Expenses would have been:

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series              1.00%              N/A         1.76%        2.76%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series                                                    0.75%              N/A         0.17%        0.92%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series                0.75%              N/A         0.24%        0.99%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series             0.75%              N/A         1.46%        2.21%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series              0.90%              N/A         0.19%        1.09%
---------------------------------------------------------------------------------------------------------------

The following is added in alphabetical order by Sub Account to the Example at the end of the Fee Table:

                 If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 -----------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
   BLUE CHIP
   INCOME AND
   GROWTH FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $84    $126    $160     $259    $22     $70    $120     $258     $23       $71      $121       $259
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $85    $131    $168     $275    $24     $74    $128     $274     $24       $75      $129       $275
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $86    $132    $170     $280    $24     $76    $130     $279     $25       $77      $131       $280
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $87    $137    $178     $295    $26     $81    $138     $294     $26       $81      $139       $295
 -----------------------------------------------------------------------------------------------------------------------

The following is added to the fifth paragraph under "The Funds" in the "General Contract Information" section:

American Funds Blue Chip Income and Growth Fund is part of American Funds Insurance Series. Capital Research and Management Company serves as the investment adviser.

The following is added to the "General Contract Information" section under the investment goals under "The Funds" in alphabetical order:

BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income substantially exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S., with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

The following is added to the prospectus as the last sentence of the first paragraph in "Appendix III -- Accumulation Unit Values" section:

There is no information for American Funds Blue Chip Income and Growth Fund Sub-Account because as of December 31, 2000, the Sub-Account had not yet commenced operation.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3082                                                                   3 of 3
333-76419

                                   PART C

                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

          (a) All financial statements are included in Part A and Part B of the Registration Statement.

           (b) (1) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

                (2)   Not applicable.

                (3)   (a)  Form of Principal Underwriter Agreement.(1)

                (3)   (b)  Form of Dealer Agreement.(2)

                (4) Form of Individual Flexible Premium Variable Annuity Contract.(3)

                (5)   Form of Application.(3)

                (6)   (a)  Certificate of Incorporation of Hartford.(4)

                (6)   (b)   Bylaws of Hartford.(4)

                (7)   Not applicable.

                (8)   Fund Participation Agreements.(5)

                (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

                (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

                (11)  No financial statements are omitted.

                (12)  Not applicable.

                (13)  Not applicable.

                (14)  Not applicable.

                (15)  Copy of Power of Attorney.

                (16)  Organizational Chart.

--------

   (1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-76419, filed on June 21, 1999.

   (2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 33-73568, filed on May 1, 1996.

   (3) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 33-73568, filed on May 1, 1995.

   (4) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-69487, filed on April 9, 2001.

   (5) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-76419, filed on June 15, 2000.

Item 25.  Directors and Officers of the Depositor

---------------------------------------------------- ------------------------------------------------------------------------------
NAME                                                 POSITION WITH HARTFORD
---------------------------------------------------- ------------------------------------------------------------------------------
David A. Carlson                                     Vice President
---------------------------------------------------- ------------------------------------------------------------------------------
Peter W. Cummins                                     Senior Vice President
---------------------------------------------------- ------------------------------------------------------------------------------
Patrice Kelly-Ellis                                  Vice President
---------------------------------------------------- ------------------------------------------------------------------------------
Bruce W. Ferris                                      Vice President
---------------------------------------------------- ------------------------------------------------------------------------------
Timothy M. Fitch                                     Vice President and Actuary
---------------------------------------------------- ------------------------------------------------------------------------------
Mary Jane B. Fortin                                  Vice President & Chief Accounting Officer
---------------------------------------------------- ------------------------------------------------------------------------------
David T. Foy                                         Senior Vice President, Chief Financial Officer and Treasurer, Director*
---------------------------------------------------- ------------------------------------------------------------------------------
Lois W. Grady                                        Senior Vice President
---------------------------------------------------- ------------------------------------------------------------------------------
Ryan Johnson                                         Vice President
---------------------------------------------------- ------------------------------------------------------------------------------
Stephen T. Joyce                                     Senior Vice President
---------------------------------------------------- ------------------------------------------------------------------------------
Michael D. Keeler                                    Vice President
---------------------------------------------------- ------------------------------------------------------------------------------
Robert A. Kerzner                                    Executive Vice President
---------------------------------------------------- ------------------------------------------------------------------------------
David N. Levenson                                    Senior Vice President
---------------------------------------------------- ------------------------------------------------------------------------------
Joseph F. Mahoney                                    Vice President
---------------------------------------------------- ------------------------------------------------------------------------------
Thomas M. Marra                                      President, Director*
---------------------------------------------------- ------------------------------------------------------------------------------
Gary J. Miller                                       Vice President
---------------------------------------------------- ------------------------------------------------------------------------------
Tom Nassiri                                          Vice President
---------------------------------------------------- ------------------------------------------------------------------------------
Deanne Osgood                                        Vice President
---------------------------------------------------- ------------------------------------------------------------------------------
Craig R. Raymond                                     Senior Vice President and Chief Actuary
---------------------------------------------------- ------------------------------------------------------------------------------
Christine Hayer Repasy                               Senior Vice President, General Counsel and Corporate Secretary, Director*
---------------------------------------------------- ------------------------------------------------------------------------------
Lowndes A. Smith                                     Chairman of the Board and Chief Executive Officer, Director*
---------------------------------------------------- ------------------------------------------------------------------------------
Joe M. Thomson                                       Senior Vice President
---------------------------------------------------- ------------------------------------------------------------------------------
John C. Walters                                      Executive Vice President, Director*
---------------------------------------------------- ------------------------------------------------------------------------------
David M. Znamierowski                                Senior Vice President and Chief Investment Officer, Director*
---------------------------------------------------- ------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners

          As of April 30, 2001, there were 26,276 Contract Owners.

Item 28.  Indemnification

          Sections 33-770 to 33-778, inclusive, of the Connecticut
          General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

          Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

          (a)  involved a knowing and culpable violation of law by the director;
          (b) enabled the director or an associate to receive an improper personal gain;
          (c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
          (d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
          (e) created liability under section 33-757 relating to unlawful distributions.

          The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

          Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

                Hartford Life Insurance Company - Separate Account One
                Hartford Life Insurance Company - Separate Account Two
                Hartford Life Insurance Company - Separate Account Two (DC
                  Variable Account I)
                Hartford Life Insurance Company - Separate Account Two (DC
                  Variable Account II)
                Hartford Life Insurance Company - Separate Account Two (QP
                  Variable Account)
                Hartford Life Insurance Company - Separate Account Two (Variable
                  Account "A")
                Hartford Life Insurance Company - Separate Account Two (NQ
                  Variable Account)
                Hartford Life Insurance Company - Separate Account Ten,
                  formerly known as Putnam Capital Manager Trust
                  Separate Account
                Hartford Life Insurance Company - Separate Account Three Hartford Life Insurance Company - Separate Account Five
                Hartford Life Insurance Company - Separate Account Seven Hartford Life and Annuity Insurance Company - Separate Account
                  One
                Hartford Life and Annuity Insurance Company - Separate
                  Account Ten, formerly known as Putnam Capital Manager Trust Separate Account Two
                Hartford Life and Annuity Insurance Company - Separate Account
                  Three
                Hartford Life and Annuity Insurance Company - Separate Account
                  Five
                Hartford Life and Annuity Insurance Company - Separate Account
                  Six
                Hartford Life and Annuity Insurance Company - Separate Account
                  Seven
                Hart Life Insurance Company - Separate Account One
                Hart Life Insurance Company - Separate Account Two
                American Maturity Life Insurance Company - Separate Account
                  AMLVA
                Servus Life Insurance Company - Separate Account One
                Servus Life Insurance Company - Separate Account Two

          (b)   Directors and Officers of HSD

                                                           Positions and Offices
                     Name                                    With Underwriter
                     ----                                    ----------------
                David A. Carlson                      Vice President
                Peter W. Cummins                      Senior Vice President
                Bruce W. Ferris                       Vice President
                David T. Foy                          Treasurer
                George R. Jay                         Controller
                Ryan Johnson                          Vice President
                Thomas M. Marra                       President, Director
                Christine Hayer Repasy                Senior Vice President, General Counsel and
                                                      Corporate Secretary
                Lowndes A. Smith                      Chairman of the Board and
                                                      Chief Executive Officer, Director
                John C. Walters                       Executive Vice President, Director

                Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 20th day of June, 2001.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
      (Registrant)

By:    Thomas M. Marra                        *By:   /s/ Christopher M. Grinnell
     --------------------------------                 --------------------------
       Thomas M. Marra, President*                      Christopher M. Grinnell
                                                        Attorney-in-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
      (Depositor)

By:    Thomas M. Marra
     ---------------------------------------------------------
       Thomas M. Marra, President*

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David T. Foy, Senior Vice President, Chief
      Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Director*            By: /s/ Christopher M. Grinnell
Christine Hayer Repasy, Senior Vice President,           -----------------------
      General Counsel and Corporate Secretary,           Christopher M. Grinnell
      Director*                                          Attorney-in-Fact
Lowndes A. Smith, Chairman of the Board &
      Chief Executive Officer, Director *             Date: June 20, 2001
John C. Walters, Executive Vice President,
      Director*
David M. Znamierowski, Senior Vice President &
      Chief Investment Officer, Director*

333-76419

                                  EXHIBIT INDEX


(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

(10)     Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)     Copy of Power of Attorney.

(16)     Organizational Chart.